UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 22.1%
Banks — 4.1%
ANZ Capital Trust II(a)(b)
	$3,500,000	5.360%		12/15/49	$2,158,271
Associates Corp. NA(c)
	2,000,000	8.550		07/15/09	1,997,160
Astoria Financial Corp.(a)
	4,600,000	5.750		10/15/12	4,110,275
Bank of America Corp.
	3,250,000	5.750		12/01/17	3,244,933
	4,400,000	8.000	(a)(d)	01/30/49	3,146,000
Citigroup, Inc.
	2,000,000	7.250		10/15/11	1,965,962
	6,050,000	6.875		03/05/38	6,741,451
HBOS Capital Funding LP(a)(b)(d)
	4,325,000	6.071		06/30/49	1,599,606
ING Capital Funding Trust III(a)(d)
	2,150,000	8.439		12/31/49	1,084,596
JPMorgan Chase & Co.
	2,300,000	6.000		01/15/18	2,422,731
	1,200,000	7.900	(a)(d)	04/30/49	998,196
MUFG Capital Finance 1 Ltd.(a)(d)
	4,650,000	6.346		07/25/49	3,348,000
National Australia Bank Ltd.(a)
	2,000,000	8.600		05/19/10	2,033,921
PNC Bank NA
	3,075,000	6.875		04/01/18	3,207,946
Resona Bank Ltd.(a)(b)(d)
	3,500,000	5.850		04/15/49	1,984,069
EUR	2,675,000	4.125		09/27/49	1,983,757
Resona Preferred Global Securities Ltd.(a)(b)(d)
	$1,375,000	7.191		07/30/49	654,621
Royal Bank of Scotland Group PLC(a)
	4,500,000	9.118		03/31/49	3,841,812
	2,425,000	6.990	(b)(d)	10/05/49	1,091,250
Santander Issuances SA Unipersonal(a)(b)(d)
	1,600,000	5.805		06/20/16	1,439,443
	400,000	6.671		10/24/49	254,416
Sovereign Bank(a)(d)
	2,550,000	4.903		08/01/13	1,817,788
Wachovia Corp.(a)
	5,900,000	5.500		05/01/13	5,834,162
Wells Fargo Capital XIII(a)(d)
	2,900,000	7.700		03/26/49	2,393,402
Wells Fargo Capital XV(a)(d)
	3,850,000	9.750		09/26/49	3,888,500

					63,242,268

Brokerage — 2.2%
Bear Stearns & Co., Inc.
	4,775,000	6.400		10/02/17	4,985,410
	10,100,000	7.250		02/01/18	10,973,102
FMR Corp.(b)
	500,000	4.750		03/01/13	459,735
Merrill Lynch & Co., Inc.
	1,575,000	5.450		02/05/13	1,513,962

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
$2,950,000	6.400%		08/28/17	$2,955,508
Morgan Stanley
2,300,000	5.750		08/31/12	2,144,552
3,000,000	5.300	(a)	03/01/13	2,720,673
9,925,000	6.625	(a)	04/01/18	8,707,103

				34,460,045

Captive Financial — 0.2%
International Lease Finance Corp.
2,625,000	4.950		02/01/11	1,893,964
Nelnet, Inc.(a)
2,580,000	5.125		06/01/10	1,600,374

				3,494,338

Diversified Manufacturing(a) — 0.1%
Tyco Electronics Group SA
1,950,000	6.000		10/01/12	1,759,101

Electric(a) — 1.2%
Arizona Public Service Co.
2,590,000	5.800		06/30/14	2,163,233
4,425,000	6.250		08/01/16	3,613,575
Commonwealth Edison Co.
2,400,000	5.875		02/01/33	2,006,028
2,725,000	5.900		03/15/36	2,172,657
MidAmerican Energy Holdings Co.
3,575,000	6.125		04/01/36	3,324,343
NiSource Finance Corp.(d)
5,000,000	2.723		11/23/09	4,505,250
Progress Energy, Inc.
50,000	5.625		01/15/16	45,578

				17,830,664

Energy(a) — 1.4%
Canadian Natural Resources Ltd.
2,675,000	6.500		02/15/37	2,156,752
EnCana Corp.
6,175,000	6.500		02/01/38	4,968,615
Kerr-McGee Corp.
4,575,000	6.950		07/01/24	4,011,580
Valero Energy Corp.
4,620,000	6.625		06/15/37	3,398,024
XTO Energy, Inc.
6,875,000	6.500		12/15/18	6,655,158

				21,190,129

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.375		03/15/23	2,163,588

Food & Beverage(a)(b) — 0.2%
Cargill, Inc.
3,425,000	6.000		11/27/17	3,071,009

Gaming(a) — 0.1%
MGM Mirage, Inc.
850,000	8.500		09/15/10	714,000

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care Services(a) — 0.5%
UnitedHealth Group, Inc.
$7,700,000	5.500%	11/15/12	$7,016,856

Life Insurance — 0.6%
Americo Life, Inc.(a)(b)
1,600,000	7.875	05/01/13	1,520,000
MetLife Capital Trust X(a)(b)(d)
2,000,000	9.250	04/08/38	1,395,142
Phoenix Life Insurance Co.(a)(b)
3,200,000	7.150	12/15/34	1,964,256
Principal Financial Group Australia(a)(b)
2,750,000	8.200	08/15/09	2,771,950
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	451,306
Symetra Financial Corp.(a)(b)(d)
3,100,000	8.300	10/15/37	1,775,572

			9,878,226

Media-Cable — 1.0%
Comcast Cable Communications Holdings, Inc.
4,395,000	8.375	03/15/13	4,563,384
2,050,000	9.455	11/15/22	2,484,316
Cox Communications, Inc.(a)
11,000	4.625	01/15/10	10,633
5,050,000	5.875 (b)	12/01/16	4,490,909
Rogers Communications, Inc.(a)
2,000,000	6.800	08/15/18	2,020,862
Time Warner Cable, Inc.(a)
2,550,000	5.400	07/02/12	2,381,055
150,000	6.550	05/01/37	141,072

			16,092,231

Media-Non Cable(a) — 0.6%
News America, Inc.
4,400,000	6.650	11/15/37	4,269,812
Thomson Reuters Corp.
4,950,000	6.500	07/15/18	4,501,248

			8,771,060

Metals & Mining(a) — 0.3%
Inco Ltd.
5,550,000	5.700	10/15/15	4,553,004

Noncaptive-Financial — 1.4%
American General Finance Corp.
2,525,000	5.900	09/15/12	1,111,000
Countrywide Home Loans, Inc.
1,500,000	5.625	07/15/09	1,493,403
1,750,000	4.125	09/15/09	1,730,313
GATX Financial Corp.(a)
5,775,000	5.125	04/15/10	5,409,523
General Electric Capital Corp.
1,300,000	6.000	06/15/12	1,333,862
HSBC Finance Corp.
5,875,000	5.700	06/01/11	5,729,224

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — (continued)
PHH Corp.(a)
$1,900,000	7.125%	03/01/13	$1,076,493
SLM Corp.
5,775,000	5.400	10/25/11	4,368,406

			22,252,224

Pipelines(a) — 1.8%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	3,641,540
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	3,727,333
Energy Transfer Partners LP
3,450,000	5.950	02/01/15	2,983,264
3,200,000	6.700	07/01/18	2,704,487
1,825,000	9.700 (c)	03/15/19	1,880,500
Enterprise Products Operating LP
4,625,000	5.000	03/01/15	3,909,098
ONEOK Partners LP
2,900,000	6.850	10/15/37	2,217,436
Southern Natural Gas Co.(b)
1,650,000	5.900	04/01/17	1,262,416
TEPPCO Partners LP
6,225,000	5.900	04/15/13	5,471,215

			27,797,289

Property/Casualty Insurance — 1.5%
AON Capital Trust A
1,752,000	8.205	01/01/27	963,600
Arch Capital Group Ltd.(a)
3,200,000	7.350	05/01/34	2,625,357
Aspen Insurance Holdings Ltd.(a)
1,525,000	6.000	08/15/14	1,002,800
CNA Financial Corp.(a)
500,000	5.850	12/15/14	355,000
Endurance Specialty Holdings Ltd.(a)
2,950,000	6.150	10/15/15	2,558,051
Hartford Financial Services Group, Inc.(a)
2,000,000	7.900	06/15/10	1,948,910
QBE Insurance Group Ltd.(a)(b)(d)
3,150,000	5.647	07/01/23	1,918,287
Swiss Re Capital I LP(a)(b)(d)
5,100,000	6.854	05/29/49	1,622,081
The Chubb Corp.(a)(d)
4,225,000	6.375	03/29/67	2,620,311
White Mountains Reinsurance Group Ltd.(a)(b)(d)
4,900,000	6.375	03/20/17	3,997,050
ZFS Finance USA Trust I(a)(b)(d)
4,000,000	6.150	12/15/65	2,241,104
ZFS Finance USA Trust IV(a)(b)(d)
3,050,000	5.875	05/09/32	1,065,609

			22,918,160

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Real Estate Investment Trusts(a) — 1.2%
Brandywine Operating Partnership LP
$3,740,000	4.500%	11/01/09	$3,507,323
Highwoods Properties, Inc.
3,525,000	5.850	03/15/17	2,180,544
iStar Financial, Inc.
2,200,000	5.650	09/15/11	704,000
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	1,015,250
Liberty Property LP
1,100,000	7.250	03/15/11	968,772
Simon Property Group LP
6,625,000	6.125	05/30/18	4,476,526
Westfield Capital Corp.(b)
3,725,000	5.125	11/15/14	2,596,265
Westfield Group(b)
4,411,000	5.400	10/01/12	3,382,875

			18,831,555

Retailers(a) — 0.8%
CVS Caremark Corp.
4,525,000	5.750	06/01/17	4,260,147
Marks & Spencer PLC(b)
2,850,000	6.250	12/01/17	2,190,472
3,825,000	7.125	12/01/37	2,592,203
Nordstrom, Inc.
5,250,000	6.250	01/15/18	3,687,521

			12,730,343

Technology(a)(b) — 0.3%
Computer Sciences Corp.
4,725,000	6.500	03/15/18	4,070,233

Tobacco — 0.8%
Altria Group, Inc.(a)
4,150,000	9.700	11/10/18	4,485,444
Philip Morris International, Inc.
8,200,000	5.650	05/16/18	8,128,931

			12,614,375

Wireless Telecommunications(a) — 0.4%
Sprint Capital Corp.
3,100,000	7.625	01/30/11	2,586,877
1,060,000	6.875	11/15/28	627,202
Verizon Wireless(b)
2,550,000	8.500	11/15/18	2,987,776

			6,201,855

Wirelines Telecommunications — 1.3%
AT&T, Inc.(a)
3,675,000	6.400	05/15/38	3,936,590
Deutsche Telekom International Finance BV
2,900,000	8.750	06/15/30	3,557,426
Qwest Capital Funding, Inc.(a)
500,000	7.900	08/15/10	450,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Telecom Italia Capital(a)
$2,625,000	4.950%	09/30/14	$2,021,250
3,350,000	7.721	06/04/38	2,751,187
Telefonica Europe BV(a)
2,575,000	7.750	09/15/10	2,614,262
Verizon Communications, Inc.(a)
4,125,000	6.400	02/15/38	4,300,029

			19,630,744

TOTAL CORPORATE BONDS			$341,283,297

Mortgage-Backed Obligations — 72.7%
Adjustable Rate Non-Agency(d) — 15.0%
American Home Mortgage Assets Series 2007-1, Class A1
$20,427,912	2.956%	02/25/47	$6,866,252
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
74,443	5.506	08/25/33	39,243
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
2,613,346	4.983	04/25/34	1,909,017
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
7,663,565	5.075	06/25/35	4,340,775
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
693,845	5.750	07/25/36	372,463
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
2,219,424	0.741	10/25/35	1,048,905
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
18,938,763	0.671	09/25/46	7,742,735
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
9,701,679	4.884	02/25/37	7,522,639
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
4,481,679	4.167	02/25/37	3,459,140
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
2,275,454	4.167	02/25/37	1,727,421
Countrywide Alternative Loan Trust Series 2005-38, Class A1
1,687,374	3.756	09/25/35	816,567
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
5,475,148	0.808	11/20/35	2,497,642
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
7,067,321	0.826	11/20/35	3,170,247
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
6,445,297	0.838	11/20/35	2,860,464
Countrywide Home Loan Trust Series 2003-37, Class 1A1
53,698	5.420	08/25/33	34,214
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
6,649,126	4.813	04/20/35	4,759,013
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
2,547,230	4.539	11/20/34	1,371,232
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
9,895,682	4.899	08/20/35	5,165,622

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Countrywide Home Loan Trust Series 2006-3, Class 1A1
$3,991,871	0.711%	03/25/36	$1,662,240
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
60,017	5.773	03/25/33	35,185
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
6,568,363	0.871	10/19/45	2,970,483
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
989,765	4.750	12/25/34	751,259
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
3,567,779	4.602	06/25/34	2,663,330
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
8,944,808	0.891	11/19/35	4,033,374
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
6,258,445	5.731	12/19/35	3,449,676
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,533,068	0.821	01/19/36	696,477
Impac CMB Trust Series 2005-06, Class 1A1
6,715,519	0.721	10/25/35	2,965,541
Impac Secured Assets Corp. Series 2005-2, Class A1W
6,950,951	0.721	03/25/36	2,605,470
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
4,643,344	5.320	08/25/35	2,563,261
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
5,060,068	5.397	09/25/35	2,851,460
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
8,481,809	0.681	05/25/46	3,662,684
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
5,792,088	4.197	07/25/35	4,411,103
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
2,158,962	4.740	07/25/35	1,661,790
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,544,692	4.068	07/25/35	1,175,905
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
5,890,105	4.768	07/25/35	4,469,208
Lehman XS Trust Series 2005-5N, Class 3A1A
7,902,566	0.771	11/25/35	3,492,474
Lehman XS Trust Series 2005-7N, Class 1A1A
241,693	0.741	12/25/35	108,897
Lehman XS Trust Series 2005-9N, Class 1A1
9,078,420	0.741	02/25/36	4,126,497
Luminent Mortgage Trust Series 2006-2, Class A1A
8,456,181	0.671	02/25/46	3,424,846
Luminent Mortgage Trust Series 2006-5, Class A1A
4,466,425	0.661	07/25/36	1,738,083
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
46,029	0.851	11/25/34	20,270
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
3,078,879	3.106	12/25/46	1,113,304

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$2,897,363	3.825%	11/25/29	$1,814,684
Mortgage IT Trust Series 2005-AR1, Class 1A1
7,987,035	0.721	11/25/35	3,561,566
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
7,619,847	3.256	01/25/46	3,280,292
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
23,053,554	6.547	11/25/37	9,692,002
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
7,063,072	5.204	09/25/35	4,548,868
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
6,554,701	5.180	09/25/35	4,267,131
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,957,891	3.414	07/20/33	1,439,591
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
3,379,218	4.380	05/25/34	1,789,433
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
1,463,759	5.250	09/25/34	772,080
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
6,469,654	5.450	11/25/34	4,132,183
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
13,959,980	0.701	02/25/36	5,932,992
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
7,641,919	0.701	02/25/36	2,956,787
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
3,920,261	4.952	09/25/33	2,513,676
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
2,854,732	5.320	12/25/33	2,068,033
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
20,183,745	0.591	09/25/46	16,054,253
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
160,655	4.775	02/25/33	111,125
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
4,342,123	4.243	06/25/34	3,456,536
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
8,517,164	0.761	10/25/45	3,990,579
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR17, Series A1A1
7,565,301	0.741	12/25/45	3,340,073
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR09, Class 2A
19,862,784	3.095	11/25/46	7,245,235
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
3,608,579	3.176	09/25/46	1,366,902

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A
$6,193,823	2.956%	03/25/47	$2,310,675
Washington Mutual Pass-Through Certificates Series 2005-AR15, Class A1A1
9,798,823	0.731	11/25/45	4,527,266
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
20,889,951	6.599	12/28/37	10,942,921
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
16,516,600	5.034	04/25/35	13,108,229
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,574,232	4.939	10/25/35	4,225,459

			231,804,979

Collateralized Mortgage Obligations — 1.4%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
1,504,251	5.500	04/25/33	124,428
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(d)(f)
288,970	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
84,884	5.500	04/25/33	2,433
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
20,815	5.750	05/25/33	164
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
93,451	5.500	06/25/33	1,789
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(f)
1,490,645	0.000	07/25/33	2
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(f)
1,844,828	0.000	08/25/33	2
FNMA REMIC Series 2004-47, Class EI(d)(f)
5,149,288	0.000	06/25/34	151,316
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(d)
10,324,245	0.755	06/25/33	87,052

			367,186

Inverse Floaters(d) — 0.1%
GNMA Series 2001-48, Class SA
159,924	23.108	10/16/31	190,911
GNMA Series 2001-51, Class SA
303,658	27.993	10/16/31	421,091
GNMA Series 2001-51, Class SB
313,815	23.108	10/16/31	380,749
GNMA Series 2001-59, Class SA
57,536	22.945	11/16/24	68,504
GNMA Series 2002-11, Class SA
158,198	32.713	02/16/32	238,888

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(d) — (continued)
GNMA Series 2002-13, Class SB
$368,996	32.713%	02/16/32	$561,213

			1,861,356

Inverse Floating Rate — Interest Only(d)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
8,144,067	7.229	04/25/17	504,645

Planned Amortization Class — 0.4%
FHLMC REMIC Series 2639, Class UL
243,478	4.750	03/15/22	249,911
FHLMC REMIC Series 2681, Class PC
1,282,200	5.000	01/15/19	1,300,039
FHLMC REMIC Series 2775, Class MC
1,458,800	5.000	08/15/27	1,484,410
FHLMC REMIC Series 2949, Class WV
2,000,000	5.000	12/15/20	2,024,656
FNMA REMIC Series 2003-134, Class ME
318,185	4.500	06/25/33	316,547
FNMA REMIC Series 2004-64, Class BA
202,388	5.000	03/25/34	202,555

			5,578,118

Regular Floater(d) — 0.4%
FHLMC REMIC Series 3013, Class XH(f)
1,001,587	0.000	08/15/35	951,180
FHLMC REMIC Series 3038, Class XA(f)
491,817	0.000	09/15/35	446,374
FHLMC REMIC Series 3138, Class X(f)
60,684	0.000	04/15/36	55,436
FHLMC REMIC Series 3273, Class TC(f)
610,428	0.000	02/15/37	582,261
FHLMC REMIC Series 3292, Class WA(f)
1,755,358	0.000	07/15/36	1,747,017
FHLMC REMIC Series 3325, Class SX(f)
1,656,075	0.000	06/15/37	1,575,948
FNMA REMIC Series 2004-62, Class DI(e)(f)
2,353,937	0.000	07/25/33	54,314
FNMA REMIC Series 2004-71, Class DI(e)(f)
5,051,274	0.000	04/25/34	30,916
FNMA REMIC Series 2006-48, Class VF
568,165	0.821	02/25/20	563,364
FNMA REMIC Series 2006-81, Class LF(f)
226,926	0.000	09/25/36	224,011
FNMA REMIC Series 2007-27, Class XA(f)
242,256	0.000	05/25/35	238,671
FNMA REMIC Series 2007-53, Class UF(f)
77,874	0.000	06/25/37	76,441
FNMA REMIC Series 2007-56, Class GY(f)
270,754	0.000	06/25/37	271,609

			6,817,542

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 0.5%
Countrywide Alternative Loan Trust Series 2005-J11, Clas 2A1
$4,156,206	6.000%	10/25/35	$2,615,812
Countrywide Alternative Loan Trust Series 2006-5T2, Class A3
5,305,907	6.000	04/25/36	3,632,245
FHLMC REMIC Series 2664, Class MA
355,105	5.000	04/15/30	363,024
FHLMC REMIC Series 2796, Class AB
173,414	5.500	10/15/31	176,797
FNMA REMIC Series 2005-103, Class DA
380,951	5.000	06/25/16	385,378

			7,173,256

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$22,302,103

Commercial Mortgage-Backed Securities — 3.6%
Agency — 0.4%
FNMA
1,214,443	7.040	08/01/15	1,357,271
2,673,801	6.460	12/01/28	2,666,295
FNMA Series 2001-M2, Class C(d)
2,166,838	6.300	09/25/15	2,242,845

			6,266,411

Interest Only(b)(d)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
21,296,820	1.553	11/15/36	245,616

Sequential Fixed Rate — 3.2%
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
16,279,445	7.202	10/15/32	15,810,233
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	14,029,678
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	7,201,861
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	8,232,525
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
3,339,334	7.560	11/15/31	3,330,448

			48,604,745

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$55,116,772

Federal Agencies — 52.7%
Adjustable Rate FNMA(d) — 2.1%
30,329	4.375	06/01/33	30,011
3,583,886	4.343	07/01/34	3,595,404
13,447,544	4.520	09/01/34	13,476,941
9,568,322	5.326	05/01/35	9,610,279

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(d) — (continued)
$5,117,140	3.975%	06/01/35	$5,144,624

			31,857,259

FHLMC — 8.1%
153,314	5.000	12/01/12	159,055
13,926	5.500	07/01/13	14,470
108,537	5.500	12/01/13	112,776
1,279,377	6.500	12/01/13	1,333,862
82,789	4.000	02/01/14	84,473
39,149	5.500	02/01/14	40,678
1,368,833	4.000	03/01/14	1,396,674
267,388	4.000	04/01/14	272,827
8,274	5.500	06/01/14	8,598
38,700	5.500	09/01/14	40,216
2,227	7.000	10/01/14	2,329
470,589	6.000	12/01/14	481,832
19,971	7.000	05/01/15	20,920
61,105	8.000	07/01/15	64,876
12,437	7.000	02/01/16	13,031
29,098	7.000	03/01/16	30,523
556,941	7.500	05/01/16	584,463
2,134	7.000	10/01/17	2,248
1,942,348	4.500	05/01/18	2,000,939
439,477	4.500	06/01/18	452,733
1,756,392	4.500	09/01/18	1,809,374
1,357,883	4.500	10/01/18	1,398,843
1,234,497	5.000	10/01/18	1,276,971
1,753,053	4.500	11/01/18	1,805,933
1,435,439	4.500	12/01/18	1,478,739
3,988,844	5.000	12/01/18	4,126,086
509,637	4.500	01/01/19	525,010
1,375,585	4.500	03/01/19	1,415,512
6,227,907	4.500	06/01/19	6,415,770
500,502	5.000	06/01/19	515,741
2,764,411	4.500	02/01/20	2,842,759
2,783,108	5.000	06/01/20	2,873,837
4,045,310	5.000	07/01/20	4,169,744
2,840,271	4.500	10/01/23	2,886,322
467,390	5.500	10/01/25	480,422
597,191	5.500	11/01/25	613,842
50,335	7.000	06/01/26	52,965
60,187	7.500	03/01/27	64,456
10,949	6.500	06/01/29	11,484
1,764,034	6.500	12/01/29	1,852,446
58,133	7.500	12/01/30	61,182
42,090	7.500	01/01/31	44,298
58,757	6.500	03/01/32	61,448
15,586	6.500	04/01/32	16,300
168,192	6.500	07/01/32	175,898
1,057,159	6.500	08/01/33	1,105,592
399,996	6.500	10/01/33	417,817
1,352,325	5.000	11/01/35	1,383,866
4,433,647	5.000	12/01/35	4,537,056
14,028,322	5.000	03/01/36	14,355,517
11,927,039	5.000	04/01/36	12,205,224
19,825,636	5.000	06/01/36	20,290,026
14,776,820	5.500	09/01/37	15,141,421

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$484,745	7.500%	11/01/37	$505,041
306,044	7.500	01/01/38	318,970
707,332	6.500	04/01/38	735,404
291,632	6.500	09/01/38	303,206
10,000,000	6.000	11/01/38	10,312,364

			125,704,409

FNMA — 42.5%
285,280	8.500	10/01/15	314,232
9,711	7.000	01/01/16	10,122
466,057	6.000	12/01/16	485,851
6,296,825	5.000	10/01/17	6,520,025
41,415,185	5.000	12/01/17	42,883,103
1,189,108	5.000	01/01/18	1,230,687
3,773,919	5.000	02/01/18	3,896,517
1,193,641	5.000	04/01/18	1,234,734
8,471,702	4.500	05/01/18	8,713,750
879,653	5.000	05/01/18	909,936
34,550,265	4.500	06/01/18	35,576,501
648,640	5.000	06/01/18	670,970
4,764,191	4.000	07/01/18	4,888,400
11,548,720	4.500	07/01/18	11,878,684
2,311,393	4.000	08/01/18	2,371,654
2,363,558	4.500	08/01/18	2,431,088
61,709	6.000	08/01/18	64,125
20,900,446	4.000	09/01/18	21,352,061
4,860,746	4.500	09/01/18	5,005,417
159,811	4.500	10/01/18	164,377
27,920,058	4.500	12/01/18	28,717,774
486,863	4.500	01/01/19	501,558
670,597	4.500	03/01/19	690,838
2,208,414	5.000	04/01/19	2,284,443
169,037	5.000	05/01/19	174,550
332,758	4.500	06/01/19	342,197
249,600	5.000	06/01/19	258,192
211,932	4.500	07/01/19	217,457
192,670	4.500	08/01/19	197,693
7,762,817	6.000	09/01/19	8,087,815
322,648	5.000	11/01/19	333,170
602,889	5.000	12/01/19	623,645
4,154,324	4.500	04/01/20	4,279,715
9,745,703	6.000	12/01/20	10,153,717
299,374	6.000	03/01/21	311,019
326,762	6.000	06/01/21	339,472
373,764	6.000	08/01/21	388,302
2,999,701	6.000	10/01/22	3,116,212
424,758	4.500	03/01/23	434,771
6,663,450	5.000	03/01/23	6,849,669
2,942,458	4.500	04/01/23	3,011,915
29,182,530	4.500	05/01/23	29,870,405
13,717,295	5.000	05/01/23	14,100,645
1,693,312	4.500	06/01/23	1,733,226
499,775	4.500	07/01/23	511,555
49,782	4.500	11/01/23	50,955
1,074,374	4.500	12/01/23	1,099,699
2,619,266	5.000	12/01/23	2,684,748
634,019	7.000	08/01/27	664,767
1,790,340	7.000	03/01/28	1,877,258

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$23,551	7.500%	12/01/30	$24,718
121,150	8.000	01/01/31	127,725
64,038	8.000	02/01/31	67,686
544,617	7.000	03/01/31	572,494
15,127	7.500	07/01/31	16,027
33,731	7.500	08/01/32	35,739
44,498	7.500	11/01/32	47,147
1,191,746	5.500	03/01/33	1,224,570
949,334	5.500	05/01/33	975,481
142,070	5.500	06/01/33	145,983
1,828,227	5.500	07/01/33	1,878,581
14,783	6.500	09/01/33	15,436
823,214	5.500	06/01/34	845,887
26,707,260	5.000	06/01/35	27,321,830
720,860	6.000	07/01/35	743,080
975,775	5.000	10/01/35	997,619
26,665	5.500	10/01/35	27,367
11,348,422	5.000	01/01/36	11,602,472
2,154,612	5.500	03/01/36	2,211,263
255,975	6.000	03/01/36	263,825
290,880	6.000	04/01/36	299,801
1,216,286	6.000	08/01/36	1,238,307
8,876,061	6.500	08/01/36	9,272,363
1,713,303	6.500	09/01/36	1,781,567
851,415	7.500	09/01/36	894,360
332,099	6.000	10/01/36	342,284
9,228,997	6.500	10/01/36	9,596,714
459,784	7.500	10/01/36	482,976
45,601	5.000	11/01/36	46,615
4,441,202	6.000	11/01/36	4,577,403
307,660	6.500	11/01/36	319,918
92,225	7.500	11/01/36	96,877
480,705	8.000	11/01/36	507,868
1,630,433	5.000	12/01/36	1,666,678
731,848	7.500	12/01/36	768,762
1,110,366	5.000	01/01/37	1,135,030
1,093,469	5.000	02/01/37	1,117,774
621,161	6.500	02/01/37	645,876
199,323	5.000	03/01/37	203,744
3,088,079	6.000	03/01/37	3,182,610
942,733	5.000	04/01/37	963,636
853,434	5.500	04/01/37	875,825
4,200,879	6.000	04/01/37	4,323,573
994,802	6.500	04/01/37	1,034,383
785,776	5.000	05/01/37	803,200
2,263,770	5.500	05/01/37	2,323,164
259,119	6.000	05/01/37	267,065
1,113,088	5.000	06/01/37	1,137,790
3,050,338	6.000	06/01/37	3,143,713
2,778,123	6.500	06/01/37	2,888,658
174,772	5.000	07/01/37	178,657
1,610,710	6.500	07/01/37	1,674,795
198,088	7.000	07/01/37	203,681
409,050	5.000	08/01/37	418,121
663,145	6.000	08/01/37	676,150
787,404	6.500	08/01/37	818,732
74,144	7.000	08/01/37	76,238
57,354	7.500	08/01/37	60,202
3,926,113	6.000	09/01/37	4,041,774

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$846,094	6.500%		09/01/37	$879,758
2,900,953	7.000		09/01/37	3,040,091
910,041	7.500		09/01/37	955,230
483,924	7.000		10/01/37	497,589
1,599,149	7.500		10/01/37	1,678,556
1,265,570	6.500		11/01/37	1,315,924
21,581,535	7.500		11/01/37	22,646,980
1,205,114	6.500		12/01/37	1,253,062
5,717,272	7.500		12/01/37	6,001,168
851,180	6.500		01/01/38	885,047
3,312,567	7.500		01/01/38	3,477,055
316,794	5.000		02/01/38	315,075
959,682	6.000		02/01/38	989,059
460,172	6.500		02/01/38	478,434
824,616	7.500		02/01/38	865,563
97,039	5.000		03/01/38	99,181
710,289	5.500		03/01/38	728,924
272,338	6.500		03/01/38	283,146
981,638	5.500		04/01/38	1,007,294
4,170,173	6.000		05/01/38	4,297,817
3,051,370	5.500		06/01/38	3,131,121
901,145	6.000		06/01/38	914,583
4,854,365	5.500		07/01/38	4,981,241
2,129,825	6.000		07/01/38	2,161,583
351,088	5.000		08/01/38	358,838
3,493,939	5.500		08/01/38	3,585,259
20,700,089	6.000		08/01/38	21,333,094
403,702	6.500		08/01/38	419,725
2,804,627	5.500		09/01/38	2,877,929
4,709,561	6.000		09/01/38	4,811,167
2,461,901	6.500		09/01/38	2,559,607
1,239	5.000		10/01/38	1,266
817,518	5.500		10/01/38	839,727
18,305,247	6.000		10/01/38	18,801,081
328,422	6.500		10/01/38	341,457
6,391,494	6.000		11/01/38	6,554,704
115,922	6.000		12/01/38	117,910
34,000,000	4.500		TBA-15yr(g)	34,743,750
27,000,000	5.500		TBA-15yr(g)	27,675,000
7,000,000	6.000		TBA-15yr(g)	7,258,125
72,000,000	6.500		TBA-15yr(g)	74,767,536

				657,671,086

TOTAL FEDERAL AGENCIES				$815,232,754

TOTAL MORTGAGE-BACKED OBLIGATIONS				$1,124,456,608

Agency Debentures — 0.1%
FNMA
$2,300,000	0.000	%(h)	10/09/19	$1,246,460
306,000	5.000		06/16/28	298,196

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Small Business Administration
$363,672	6.300%	06/01/18	$376,784

TOTAL AGENCY DEBENTURES			$1,921,440

Asset-Backed Securities — 2.6%
Credit Card — 0.2%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%	02/15/12	$3,009,255

Home Equity — 2.1%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(d)
9,469,144	1.471	10/25/37	6,865,130
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(d)
3,400,000	1.721	10/25/37	1,275,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(d)
6,500,000	1.921	10/25/37	2,210,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A(d)
1,133,176	1.455	10/15/28	532,876
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(d)
528,464	1.415	12/15/29	225,117
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(d)
17,144,530	1.345	11/15/36	8,323,598
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
2,285,225	7.000	09/25/37	742,698
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
2,789,772	7.000	09/25/37	780,614
Household Home Equity Loan Trust Series 2007-3, Class APT(d)
10,351,069	1.708	11/20/36	7,181,054
Impac CMB Trust Series 2004-08, Class 1A(d)
866,454	1.191	10/25/34	194,889
Impac CMB Trust Series 2004-10, Class 2A(d)
1,049,200	1.111	03/25/35	429,496
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(d)
4,071,384	0.841	01/25/34	3,021,089

			31,781,561

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,369,504	8.330	04/01/30	1,033,975

Utilities — 0.2%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
3,695,735	7.030	03/15/12	3,778,736

TOTAL ASSET-BACKED SECURITIES			$39,603,527

U.S. Treasury Obligations — 0.9%
United States Treasury Inflation Protected Securities
$3,516,008	1.750%	01/15/28	$3,248,461
8,505,571	3.625 (i)	04/15/28	10,132,925

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(h)
$400,000	0.000%	08/15/27	$222,035

TOTAL U.S. TREASURY OBLIGATIONS			$13,603,421

Municipal Bond — 0.0%
Ohio — 0.0%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
$72,000	5.125%	06/01/24	$48,778

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 98.4%			$1,520,917,071

Repurchase Agreement(j) — 9.2%
Joint Repurchase Agreement Account II
$142,800,000	0.073%	01/02/09	$142,800,000
Maturity Value: $142,800,579

TOTAL INVESTMENTS — 107.6%			$1,663,717,071

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%			(117,779,083)

NET ASSETS — 100.0%			$1,545,937,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $69,136,123, which represents approximately 4.5% of net assets as of December 31, 2008.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(e) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(f) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $144,444,411 which represents approximately 9.3% of net assets as of December 31, 2008.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(j) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RRB	— Rate Reduction Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Purchase	01/13/09	$1,709,227	$1,740,050	$30,823

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Sale	01/13/09	$8,972,714	$9,640,344	$(667,630)

FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	5.000%	TBA - 15yr(g)	01/13/09	$39,000,000	$39,917,510
FNMA	4.500	TBA - 15yr(g)	01/20/09	35,000,000	35,765,625

TOTAL (Proceeds Receivable: $75,286,719)					$75,683,135

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	13	March 2009	$3,215,550	$25,113
Eurodollars	(84)	June 2009	(20,762,700)	(287,285)
Eurodollars	(154)	September 2009	(38,016,825)	(568,887)
Eurodollars	(384)	December 2009	(94,641,600)	(1,727,809)
2 Year U.S. Treasury Notes	49	March 2009	10,685,063	39,864
5 Year U.S. Treasury Notes	340	March 2009	40,478,594	(241,714)
10 Year U.S. Treasury Notes	(16)	March 2009	(2,012,000)	(43,274)
30 Year U.S. Treasury Bonds	917	March 2009	126,588,984	7,042,977

TOTAL				$4,238,985

SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC		$80,000		09/02/10	4.309%	3 month LIBOR	$—	$4,256,928
		65,000		10/06/10	4.703	3 month LIBOR	—	3,460,682
		65,000		04/19/12	4.547	3 month LIBOR	—	5,582,651
		11,000		05/25/15	4.533	3 month LIBOR	—	1,484,329
		25,000		10/19/15	4.965	3 month LIBOR	—	4,130,082
		28,700	(a)	11/18/15	4.444	3 month LIBOR	—	2,245,692
		21,000	(a)	11/25/15	3.815	3 month LIBOR	—	1,037,548
		44,900	(a)	06/17/19	3.500	3 month LIBOR	(654,120)	3,948,298
		80,000		03/23/20	3 month LIBOR	5.108%	—	(20,468,078)
		17,500	(a)	11/18/20	3 month LIBOR	4.569	—	(2,385,898)
		12,700	(a)	11/25/20	3 month LIBOR	3.807	—	(910,058)
		36,400	(a)	06/17/24	3 month LIBOR	3.500	523,540	(3,347,021)
		10,000		04/09/35	5.266	3 month LIBOR	—	4,671,045
Citibank NA	EUR	28,600		12/17/10	6 month EURO	4.500	(1,264,053)	(4,334)
		$23,900	(a)	06/18/12	2.750	3 month LIBOR	301,066	257,093
		500	(a)	06/18/29	3 month LIBOR	3.500	(45,304)	(5,736)
Credit Suisse First Boston Corp.		77,100	(a)	06/18/12	2.750	3 month LIBOR	866,600	933,987
		14,800	(a)	06/17/24	3 month LIBOR	3.500	(1,083,277)	(64,732)
		11,400	(a)	06/18/29	3 month LIBOR	3.500	(1,223,176)	59,463
Deutsche Bank Securities, Inc.	EUR	48,900		12/17/10	4.500	6 month EURO	(46,782)	2,187,344
		$74,500	(a)	06/17/16	3.500	3 month LIBOR	2,325,000	2,565,255
		16,100	(a)	06/17/19	3.500	3 month LIBOR	(234,551)	1,415,760
		86,700	(a)	06/17/24	3 month LIBOR	3.500	(3,920,592)	(2,804,569)
		8,500	(a)	06/18/29	3 month LIBOR	3.500	(640,469)	(227,212)
		36,700	(a)	06/17/39	3.500	3 month LIBOR	4,308,559	882,015
JPMorgan Securities, Inc.		28,700	(a)	06/17/14	3 month LIBOR	3.250	(662,490)	(643,214)
		82,700	(a)	06/17/16	3.500	3 month LIBOR	1,609,547	3,818,964
		3,100	(a)	06/17/19	3.500	3 month LIBOR	(37,285)	264,723
		4,000	(a)	06/17/24	3 month LIBOR	3.500	41,457	(351,729)
		2,800	(a)	06/18/29	3 month LIBOR	3.500	(263,478)	(22,347)

TOTAL							$(99,808)	$11,966,931

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

					Credit
					Spread at		Upfront
		Notional	Rates (paid)		December		Payments
	Referenced	Amount	received by	Termination	31, 2008(a)	Market	received	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Credit Suisse First Boston Corp.	Computer Sciences Corp.
	5.00%, 02/15/13	$4,725	(1.180)%	03/20/18	100	$(68,827)	$—	$(68,827)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	146,400	(1.550)	06/20/13	212	3,296,102	(2,002,837)	5,298,939
JPMorgan Securities, Inc	CDX North America Investment Grade Index	80,341	(1.550)	06/20/13	212	1,808,837	(253,939)	2,062,776

	Nordstrom, Inc. 6.95%, 03/15/28	5,250	(0.870)	12/20/17	515	1,210,752	—	1,210,752
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	16,200	0.090	08/25/37	2208	(9,775,926)	(3,674,566)	(6,101,360)

TOTAL						$(3,529,062)	$(5,931,342)	$2,402,280

(a) Credit spreads on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of payment or performance is generally greater as credit spreads on the referenced obligation and period of expiration increase.
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,952,353,044

Gross unrealized gain	26,444,275
Gross unrealized loss	(315,080,248)

Net unrealized security loss	$(288,635,973)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 22.7%
Airlines — 0.0%
United Air Lines, Inc.
$454	6.602%		09/01/13	$423

Banks — 5.4%
ANZ Capital Trust I(a)(b)
250,000	4.484		01/29/49	193,229
Bank of America Corp.
400,000	8.000	(b)(c)	12/29/49	286,000
Barclays Bank PLC(c)
830,000	2.006		03/13/09	826,874
Citigroup, Inc.
525,000	4.125		02/22/10	512,695
HSBC Holdings PLC
500,000	6.800		06/01/38	528,370
JPMorgan Chase & Co.
375,000	6.000		01/15/18	395,010
350,000	7.900	(b)(c)	04/30/49	291,141
JPMorgan Chase Capital XXII Series V(b)
250,000	6.450		02/02/37	196,890
MUFG Capital Finance 1 Ltd.(b)(c)
250,000	6.346		07/29/49	180,000
PNC Bank NA
250,000	6.875		04/01/18	260,809
Rabobank Nederland(a)(c)
500,000	4.208		04/06/09	499,725
Resona Preferred Global Securities Ltd.(a)(b)(c)
300,000	7.191		12/29/49	142,826
Royal Bank of Scotland Group PLC(b)
200,000	7.640	(c)	03/31/49	79,657
175,000	9.118		03/31/49	149,404
200,000	6.990	(a)(c)	10/05/49	90,000
UFJ Finance Aruba AEC
30,000	6.750		07/15/13	29,357
Wachovia Corp.
500,000	5.500		05/01/13	494,421
Wells Fargo & Co.
300,000	5.625		12/11/17	307,926
Wells Fargo Capital XIII(b)(c)
175,000	7.700		03/26/49	144,429
Wells Fargo Capital XV(b)(c)
200,000	9.750		09/26/49	202,000

				5,810,763

Brokerage — 2.1%
Citigroup Global Markets Holdings, Inc.(c)
1,200,000	1.971		03/17/09	1,194,024
Merrill Lynch & Co., Inc.
150,000	5.450		02/05/13	144,187
200,000	6.400		08/28/17	200,373
Morgan Stanley
550,000	4.570	(c)	01/09/12	433,957

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
$325,000	6.625	%(b)	04/01/18	$285,119

				2,257,660

Captive Financial — 0.2%
General Electric Capital Corp.(b)(c)
200,000	6.375		11/15/67	125,714
International Lease Finance Corp.
125,000	4.950		02/01/11	90,189

				215,903

Distributors(a)(b) — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd.
17,424	3.437		09/15/09	16,425
Southern Star Central Gas Pipeline, Inc.
900,000	6.000		06/01/16	721,692

				738,117

Electric(b) — 1.1%
AEP Texas Central Co.
115,000	6.650		02/15/33	105,511
Arizona Public Service Co.
150,000	6.250		08/01/16	122,494
Commonwealth Edison Co.
75,000	5.800		03/15/18	67,786
150,000	5.875		02/01/33	125,377
125,000	5.900		03/15/36	99,663
MidAmerican Energy Holdings Co.
75,000	5.750		04/01/18	73,159
250,000	6.125		04/01/36	232,471
Progress Energy, Inc.
100,000	5.625		01/15/16	91,157
Scottish Power PLC
125,000	4.910		03/15/10	123,743
The AES Corp.
125,000	9.500		06/01/09	122,500

				1,163,861

Energy — 1.6%
Anadarko Petroleum Corp.(b)
325,000	5.950		09/15/16	287,075
Canadian Natural Resources Ltd.(b)
275,000	5.700		05/15/17	240,708
75,000	6.500		02/15/37	60,470
Halliburton Co.(a)
25,000	7.600		08/15/96	28,261
Kerr-McGee Corp.(b)
75,000	6.950		07/01/24	65,763
Nexen, Inc.(b)
350,000	6.400		05/15/37	273,869
Transocean, Inc.(b)
175,000	6.800		03/15/38	155,183
Valero Energy Corp.(b)
375,000	6.625		06/15/37	275,814
XTO Energy, Inc.(b)
150,000	5.000		01/31/15	134,312

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
$225,000	6.500%	12/15/18	$217,805

			1,739,260

Entertainment(b) — 0.1%
Universal City Development Partners
125,000	11.750	04/01/10	80,000

Food & Beverage — 0.5%
Cargill, Inc.(a)(b)
250,000	5.200	01/22/13	229,024
Kraft Foods, Inc.
150,000	6.500	08/11/17	150,771
Land O’ Lakes, Inc.(b)
125,000	8.750	11/15/11	122,813

			502,608

Gaming(b) — 0.1%
Mohegan Tribal Gaming Authority
170,000	6.375	07/15/09	155,550

Health Care Services(b)(d) — 0.1%
HCA, Inc.
125,000	9.625	11/15/16	100,000

Life Insurance(a)(b) — 0.2%
Americo Life, Inc.
50,000	7.875	05/01/13	47,500
Phoenix Life Insurance Co.
100,000	7.150	12/15/34	61,383
Symetra Financial Corp.
100,000	6.125	04/01/16	82,333

			191,216

Media-Cable — 1.5%
Comcast Cable Communications Holdings, Inc.
200,000	10.625	07/15/12	212,412
175,000	9.455	11/15/22	196,063
Cox Communications, Inc.(a)(b)
150,000	5.875	12/01/16	133,393
300,000	6.250	06/01/18	266,277
CSC Holdings, Inc. Series B
125,000	7.625	04/01/11	120,000
EchoStar DBS Corp.(b)
125,000	7.125	02/01/16	104,375
Rogers Communications, Inc.(b)
225,000	6.800	08/15/18	227,347
Time Warner Cable, Inc.(b)
250,000	5.400	07/02/12	233,437
150,000	6.550	05/01/37	141,072

			1,634,376

Media-Non Cable(b) — 0.6%
DIRECTV Holdings LLC
125,000	8.375	03/15/13	124,375
News America, Inc.
300,000	6.650	11/15/37	291,124

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media-Non Cable(b) — (continued)
Thomson Reuters Corp.
$275,000		6.500%	07/15/18	$250,069

				665,568

Metals & Mining(b) — 0.3%
ArcelorMittal
450,000		6.125	06/01/18	308,141
GrafTech Finance, Inc.
13,000		10.250	02/15/12	11,830

				319,971

Noncaptive-Financial — 1.7%
Countrywide Home Loans, Inc.
50,000		6.250	04/15/09	50,010
275,000		5.625	07/15/09	273,791
25,000		4.125	09/15/09	24,719
GATX Financial Corp.(b)
150,000		8.875	06/01/09	148,312
Pemex Project Funding Master Trust
10,000		9.125	10/13/10	10,475
SLM Corp.
300,000		5.450	04/25/11	236,809
The Bear Stearns Cos. LLC
50,000		6.400	10/02/17	52,203
825,000		7.250	02/01/18	896,318
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
200,000		9.125	04/30/18	107,000

				1,799,637

Packaging(b)(c) — 0.1%
Impress Holdings BV
EUR	125,000	8.443	09/15/13	130,317

Pipelines — 1.9%
Boardwalk Pipelines LP(b)
$175,000		5.875	11/15/16	144,834
El Paso Corp.(b)
500		7.750	01/15/32	331
Energy Transfer Partners LP(b)
500,000		5.950	02/01/15	432,357
175,000		6.700	07/01/18	147,902
Enterprise Products Operating LP(b)
125,000		5.600	10/15/14	109,974
225,000		5.000	03/01/15	183,358
100,000		7.034 (c)	01/15/68	42,000
Gulf South Pipeline Co. LP(a)(b)
175,000		6.300	08/15/17	145,066
ONEOK Partners LP(b)
225,000		6.150	10/01/16	197,166
125,000		6.650	10/01/36	93,317
Southern Natural Gas Co.(a)(b)
50,000		5.900	04/01/17	38,255
Tennessee Gas Pipeline Co.
325,000		7.625	04/01/37	250,925

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
TEPPCO Partners LP(b)
$275,000		6.650%	04/15/18	$235,853

				2,021,338

Property/Casualty Insurance — 0.7%
CNA Financial Corp.
150,000		7.250	11/15/23	93,644
Endurance Specialty Holdings Ltd.(b)
75,000		6.150	10/15/15	65,035
150,000		7.000	07/15/34	97,500
QBE Insurance Group Ltd.(a)
122,500		9.750	03/14/14	98,879
Swiss Re Capital I LP(a)(b)(c)
100,000		6.854	05/29/49	31,805
The Chubb Corp.(b)
75,000		6.500	05/15/38	71,599
125,000		6.375 (c)	03/29/67	77,524
ZFS Finance USA Trust I(a)(b)(c)
500,000		6.150	12/15/65	280,138

				816,124

Real Estate Investment Trust(b) — 0.4%
iStar Financial, Inc. Series B
100,000		5.700	03/01/14	31,000
Simon Property Group LP
450,000		6.125	05/30/18	304,066
Westfield Capital Corp.(a)
150,000		5.125	11/15/14	104,548

				439,614

Technology(b) — 0.2%
Fiserv, Inc.
225,000		6.125	11/20/12	198,692

Telecommunications-Internet & Data — 0.2%
Deutsche Telekom International Finance BV
200,000		8.750	06/15/30	245,340

Tobacco — 0.9%
Altria Group, Inc.
300,000		9.700	11/10/18	324,249
BAT International Finance PLC(a)(b)
200,000		9.500	11/15/18	222,323
Philip Morris International, Inc.
450,000		5.650	05/16/18	446,100

				992,672

Wireless Telecommunications(b) — 1.2%
AT&T, Inc.
725,000		6.400	05/15/38	776,606
Hellas Telecommunications Luxembourg V(c)
EUR	125,000	8.818	10/15/12	102,516
Inmarsat Finance II PLC(e)
$125,000		10.375	11/15/12	111,406
Sprint Capital Corp.
275,000		6.875	11/15/28	162,718

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications(b) — (continued)
Verizon Wireless(a)
$150,000		8.500%	11/15/18	$175,752

				1,328,998

Wirelines Telecommunications — 0.9%
New England Telephone & Telegraph Co.(f)
5,000		7.875	11/15/29	5,203
Nordic Telephone Co. Holdings(b)
EUR	125,000	8.250	05/01/16	114,679
Telecom Italia Capital(b)
$175,000		6.200	07/18/11	154,000
300,000		7.721	06/04/38	246,375
Verizon Communications, Inc.(b)
300,000		6.400	02/15/38	312,729
150,000		8.950	03/01/39	193,754

				1,026,740

TOTAL CORPORATE BONDS				$24,574,748

Mortgage-Backed Obligations — 77.5%
Adjustable Rate Non-Agency(c) — 9.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$151,379		4.996%	04/25/35	$105,429
American Home Mortgage Assets Series 2007-1, Class A1
851,163		2.956	02/25/47	286,094
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
163,334		4.983	04/25/34	119,314
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
510,904		5.076	06/25/35	289,385
Countrywide Alternative Loan Trust Series 2005-38, Class A3
337,475		0.821	09/25/35	145,944
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
332,456		4.813	04/20/35	237,951
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
177,714		4.539	11/20/34	95,667
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
740,853		4.899	08/20/35	386,731
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
76,136		4.750	12/25/34	57,789
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
324,344		4.602	06/25/34	242,121
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
695,383		5.731	12/19/35	383,297
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
762,537		0.761	11/19/36	317,454
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,497,352		0.771	01/19/38	614,223
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
464,334		5.320	08/25/35	256,326

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
$594,360	5.062%	07/25/35	$421,406
Lehman XS Trust Series 2006-2N, Class 1A1
1,582,943	0.731	02/25/46	619,011
Lehman XS Trust Series 2007-16N, Class 2A2
1,425,862	1.321	09/25/47	546,063
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
9,206	0.851	11/25/34	4,054
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
769,720	3.456	12/25/46	277,039
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
660,779	5.365	10/25/34	332,090
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
544,275	3.256	01/25/46	234,307
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
960,565	6.547	11/25/37	403,833
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
642,097	5.204	09/25/35	413,533
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
728,300	5.180	09/25/35	474,126
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
229,656	4.380	05/25/34	121,612
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
91,485	5.250	09/25/34	48,255
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
413,757	5.450	11/25/34	264,268
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.250	02/25/36	294,380
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
286,294	4.243	06/25/34	227,904
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
728,270	5.295	03/25/37	480,926
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
1,376,383	5.034	04/25/35	1,092,352

			9,792,884

Collateralized Mortgage Obligations — 1.7%
Planned Amortization Class — 0.5%
FNMA REMIC Series 2005-70, Class PA
498,986	5.500	08/25/35	511,557

Regular Floater(c)(g) — 0.1%
FHLMC REMIC Series 3038, Class XA
70,260	0.000	09/15/35	63,768
FHLMC REMIC Series 3167, Class X
64,780	0.000	06/15/36	61,681

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c)(g) — (continued)
FHLMC REMIC Series 3176, Class XI(h)
$252,044	0.000%	10/15/35	$459

			125,908

Sequential Fixed Rate — 1.1%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
687,851	6.000	03/25/35	396,509
FHLMC REMIC Series 3200, Class AD
798,039	5.500	05/15/29	813,640

			1,210,149

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$1,847,614

Commercial Mortgage-Backed Securities — 4.7%
Sequential Fixed Rate — 4.7%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
530,000	5.118	07/11/43	475,927
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.180	09/10/47	810,339
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
1,000,000	5.540	09/11/41	766,307
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
734,518	6.957	09/15/35	709,957
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	790,834
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
700,000	5.440	06/12/47	516,953
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,207,000	5.156	02/15/31	968,123

			5,038,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$5,038,440

Federal Agencies — 62.1%
Adjustable Rate FHLMC(c) — 0.9%
632,711	4.809	09/01/35	638,130
305,291	5.740	04/01/37	312,567

			950,697

FHLMC — 3.8%
320,813	5.000	05/01/18	331,182
323,757	5.500	05/01/33	332,738
337,966	6.500	08/01/37	351,413
576,914	7.500	08/01/37	601,070
812,353	6.500	10/01/37	848,318
621,593	5.500	06/01/38	636,868

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$998,989	6.500%	09/01/38	$1,038,637

			4,140,226

FNMA — 56.4%
2,802,237	4.500	06/01/18	2,886,817
226,841	4.500	10/01/18	233,321
49,719	4.500	11/01/18	51,139
83,727	4.500	12/01/18	86,119
18,975	6.000	12/01/18	19,718
757,032	4.500	01/01/19	778,707
188,071	6.000	02/01/19	195,386
328,890	4.500	05/01/19	337,464
323,358	5.000	05/01/19	334,490
422,081	4.000	06/01/19	430,755
163,612	4.500	06/01/19	167,878
113,489	4.500	08/01/19	116,448
433,580	5.000	08/01/19	447,720
366,288	6.000	08/01/19	380,536
388,141	6.000	09/01/19	404,391
716,423	5.500	06/01/20	742,171
4,634,172	5.000	08/01/20	4,775,266
487,285	6.000	12/01/20	507,686
466,354	5.000	01/01/21	480,710
606,508	6.000	04/01/21	632,268
266,735	6.000	06/01/21	277,111
193,704	5.500	07/01/21	199,846
126,087	6.000	07/01/21	131,195
509,605	4.500	04/01/22	521,668
442,459	4.500	06/01/22	452,933
995,128	4.500	04/01/23	1,018,584
1,990,988	4.500	05/01/23	2,037,919
2,226,912	4.500	07/01/23	2,279,403
429,619	5.000	07/01/23	441,625
26,336	4.500	08/01/23	26,957
541,843	5.000	08/01/23	556,986
1,754,874	4.500	12/01/23	1,796,238
630,319	6.000	12/01/32	652,982
98,971	6.000	02/01/34	102,439
1,374,767	5.000	06/01/35	1,406,403
144,172	6.000	07/01/35	148,616
299,033	5.000	11/01/35	306,178
1,031,675	5.000	01/01/36	1,054,770
180,761	4.500	03/01/36	183,701
1,263,560	5.000	03/01/36	1,293,748
51,194	6.000	03/01/36	52,765
58,176	6.000	04/01/36	59,960
2,345,164	5.000	07/01/36	2,397,298
49,314	6.000	08/01/36	50,826
17,032	6.000	09/01/36	17,554
290,781	6.500	09/01/36	302,367
140,876	6.000	10/01/36	145,196
1,086,363	6.000	11/01/36	1,119,680
142,722	6.500	11/01/36	148,408
732,643	5.000	03/01/37	748,930
194,604	6.500	03/01/37	202,358
85,343	5.500	04/01/37	87,582
226,375	5.500	05/01/37	232,315
610,067	6.000	06/01/37	628,742

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$576,876	5.500%	07/01/37	$592,011
227,009	7.000	09/01/37	237,949
269,804	6.500	10/01/37	280,554
684,668	8.000	10/01/37	722,119
462,768	5.500	02/01/38	474,863
112,588	6.000	02/01/38	116,034
986,261	5.500	03/01/38	1,012,038
98,164	5.500	04/01/38	100,729
258,846	5.500	06/01/38	265,612
498,836	5.500	07/01/38	511,874
349,394	5.500	08/01/38	358,525
3,438,337	6.000	08/01/38	3,543,246
374,870	6.000	09/01/38	386,308
170,976	6.000	10/01/38	176,193
997,438	6.500	10/01/38	1,037,024
1,640,905	6.000	11/01/38	1,690,971
2,000,000	4.500	TBA-15yr(i)	2,043,750
5,000,000	5.500	TBA-15yr(i)	5,125,000
7,000,000	6.500	TBA-15yr(i)	7,269,066

			61,036,139

GNMA — 1.0%
21,077	5.500	05/15/36	21,790
1,000,000	5.500	TBA-15yr(i)	1,029,688

			1,051,478

TOTAL FEDERAL AGENCIES			$67,178,540

TOTAL MORTGAGE-BACKED OBLIGATIONS			$83,857,478

Agency Debentures — 4.1%
FHLB(j)
$2,400,000	4.625%	09/11/20	$2,602,576
FHLMC
1,600,000	5.000	02/16/17	1,814,136
FNMA(k)
100,000	0.000	10/09/19	54,194

TOTAL AGENCY DEBENTURES			$4,470,906

Asset-Backed Securities — 1.2%
Automotive — 0.2%
Nissan Auto Receivables Owner Trust Series 2006-C, Class A3
$149,180	5.440%	04/15/10	$149,122

Home Equity — 1.0%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
22,790	0.871	10/27/32	20,055
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
13,124	1.131	10/25/32	11,676

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2(c)
$4,866		0.921%	03/25/43	$4,522
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
364,198		1.471	10/25/37	264,043
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
150,000		1.721	10/25/37	56,250
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
250,000		1.921	10/25/37	85,000
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
2,280		1.091	01/25/32	1,600
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
4,727		1.268	03/20/31	3,894
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
76,174		7.000	09/25/37	24,757
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
119,562		7.000	09/25/37	33,455
Home Equity Asset Trust Series 2002-1, Class A4(c)
257		1.071	11/25/32	110
Household Home Equity Loan Trust Series 2007-3, Class APT(c)
398,119		1.708	11/20/36	276,195
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
3,066		0.911	08/25/33	2,409
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
9,771		0.971	12/25/33	6,426
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
1,469		0.771	03/25/32	1,142
Saxon Asset Securities Trust Series 2002-1, Class AV2(c)
23		1.011	01/25/32	23
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(a)(c)
316,206		0.741	11/25/35	286,261

				1,077,818

TOTAL ASSET-BACKED SECURITIES				$1,226,940

Credit Linked Note(a) — 0.1%
Brazil — 0.1%
UBS AG, Jersey Branch (Referenced Obligation: Federal Republic of Brazil Inflation Linked)
BRL	297,000	6.000%	12/31/17	$52,637

Foreign Debt Obligations — 0.1%
Sovereign — 0.1%
Israel Government AID Bond
$50,000		5.500%	04/26/24	$59,937
40,000		5.500	09/18/33	53,180

Principal	Interest	Maturity
Amount	Rate	Date	Value
Foreign Debt Obligations — (continued)
Sovereign — (continued)
United Mexican States(c)
30,000	5.519%	01/13/09	$30,000

TOTAL FOREIGN DEBT OBLIGATIONS			$143,117

Municipal Bonds — 0.1%
New York(c) — 0.0%
New York City Municipal Water Finance Authority Water & Sewer Systems RB Residuals Series 2005-1105 (FSA)
$10,000	7.220%	06/15/34	$9,541

Ohio — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
75,000	5.875	06/01/47	40,718

TOTAL MUNICIPAL BONDS			$50,259

U.S. Treasury Obligations — 2.0%
United States Treasury Inflation Protected Securities
$218,306	2.000%	01/15/16	$209,062
654,918	2.000	01/15/26	616,902
644,568	2.375	01/15/27	647,539
413,648	1.750	01/15/28	382,172
267,892	3.625	04/15/28	319,147

TOTAL U.S. TREASURY OBLIGATIONS			$2,174,822

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 107.8%			$116,550,907

Repurchase Agreement(l) — 5.9%
Joint Repurchase Agreement Account II
$6,400,000	0.073%	01/02/09	$6,400,000
Maturity Value: $6,400,026

TOTAL INVESTMENTS — 113.7%			$122,950,907

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.7)%			(14,788,664)

NET ASSETS — 100.0%			$108,162,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,300,388, which represents approximately 4.0% of net assets as of December 31, 2008.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(d) Pay-in-kind security.
(e) Security issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $15,467,504 which represents approximately 14.3% of net assets as of December 31, 2008.
(j) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
BBSW	— Australian Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Sale	02/03/09	$75,387	$71,075	$4,312
Euro	Purchase	01/13/09	44,100	48,332	4,232
Hungarian Forint	Purchase	01/16/09	266,772	289,920	23,148
Hungarian Forint	Sale	01/16/09	304,657	289,920	14,737

TOTAL					$46,429

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Purchase	01/13/09	$139,652	$138,950	$(702)
Euro	Sale	01/13/09	708,027	760,709	(52,682)
Swedish Krona	Sale	01/20/09	10,270	10,831	(561)

TOTAL					$(53,945)

FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	5.000%	TBA-15yr(i)	01/13/09	$4,000,000	$4,083,752
FNMA	4.500	TBA-15yr(i)	01/20/09	5,000,000	5,109,375

TOTAL (Proceeds Receivable: $9,151,563)					$9,193,127

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	12	March 2009	$2,968,200	$26,234
Eurodollars	12	June 2009	2,966,100	25,240
Eurodollars	7	September 2009	1,728,038	13,800
Eurodollars	(5)	December 2009	(1,232,313)	(21,600)
Eurodollars	(13)	March 2010	(3,200,275)	(57,949)
5 Year Euro-Bobl	24	March 2009	3,876,903	21,305
U.K. Life Long Gilt	5	March 2009	887,595	52,983
2 Year U.S. Treasury Notes	24	March 2009	5,233,500	26,612
5 Year U.S. Treasury Notes	106	March 2009	12,619,797	334,392
10 Year U.S. Treasury Notes	(36)	March 2009	(4,527,000)	(124,333)
30 Year U.S. Treasury Bonds	62	March 2009	8,558,906	397,070

TOTAL				$693,754

SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC		$4,300	(a)	11/18/15	4.444%	3 month LIBOR	$—	$336,463
		3,100	(a)	11/25/15	3.815	3 month LIBOR	—	153,162
		1,500	(a)	06/17/19	3.500	3 month LIBOR	(21,853)	131,903
		2,600	(a)	11/18/20	3 month LIBOR	4.569%	—	(354,476)
		1,900	(a)	11/25/20	3 month LIBOR	3.807	—	(136,150)
		2,100	(a)	06/17/24	3 month LIBOR	3.500	30,205	(193,097)
Citibank NA	EUR	770		12/17/10	6 month EURO	4.500	(33,934)	(215)
		$100	(a)	06/18/29	3 month LIBOR	3.500	(9,061)	(1,147)
Credit Suisse International (London)	MXN	1,300		12/03/10	8.400	Mexico Interbank TIIE 28 Days	—	883
		3,500		11/18/11	9.360	Mexico Interbank TIIE 28 Days	—	9,526
	BRL	1,000		01/02/12	13.260	Brazilian Interbank Deposit Average	—	7,223
	EUR	730		12/17/13	4.500	6 month EURO	8,661	47,723
	JPY	128,000		12/17/13	6 month JYOR	1.500	(4,888)	(35,920)
		$1,300	(a)	06/18/29	3 month LIBOR	3.500	(139,485)	6,781
Deutsche Bank Securities, Inc.	MXN	9,300		11/18/10	8.910	Mexico Interbank TIIE 28 Days	—	12,310
	EUR	3,420		12/17/10	4.500	6 month EURO	17,996	131,711
	BRL	4,000		01/03/11	13.220	Brazilian Interbank Deposit Average	—	25,498
		$100	(a)	06/17/16	3.500	3 month LIBOR	3,121	3,443
	GBP	80		12/17/18	5.250	6 month BP	6,631	10,684
		$500	(a)	06/17/19	3.500	3 month LIBOR	(7,284)	43,968
		4,000	(a)	06/17/24	3 month LIBOR	3.500	(156,821)	(153,452)
		900	(a)	06/18/29	3 month LIBOR	3.500	(67,721)	(24,151)
		1,300	(a)	06/17/39	3.500	3 month LIBOR	152,619	31,243
JPMorgan Securities, Inc.	MXN	5,000		11/19/10	8.950	Mexico Interbank TIIE 28 Days	—	6,986
		21,000		12/01/10	8.420	Mexico Interbank TIIE 28 Days	—	15,164
		8,000		12/03/10	8.380	Mexico Interbank TIIE 28 Days	—	5,218
		42,000		12/09/10	8.200	Mexico Interbank TIIE 28 Days	—	17,867
	EUR	1,820		12/17/10	6 month EURO	4.500	(79,039)	(1,677)
		2,040		12/17/10	4.500	6 month EURO	12,424	76,875
		$1,600	(a)	06/17/14	3 month LIBOR	3.250	(80,284)	7,492
		5,700	(a)	06/17/14	3.250	3 month LIBOR	146,276	113,045
		200	(a)	06/17/16	3.500	3 month LIBOR	3,893	9,236
	AUD	50		12/17/18	6 month BBSW	7.250	(3,762)	(4,480)
		$100	(a)	06/17/19	3.500	3 month LIBOR	(1,203)	8,539
		200	(a)	06/17/24	3 month LIBOR	3.500	2,073	(17,586)
		300	(a)	06/18/29	3 month LIBOR	3.500	(28,361)	(2,263)
UBS AG (London)	JPY	12,000		12/17/13	1.500	6 month JYOR	960	2,865
	AUD	50		12/17/18	7.250	6 month BBSW	(306)	8,548
	GBP	80		12/17/18	6 month BP	5.250	(2,003)	(15,312)

TOTAL							$(251,146)	$284,430

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

					Credit Spread at		Upfront
		Notional	Rates (paid)		December 31,		Payments
		Amount	received by	Termination	2008(a)	Market	received	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$12,688	(1.550)%	06/20/13	212	$285,662	$(143,516)	$429,178
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	1,984	(1.550)	06/20/13	212	44,663	(6,270)	50,933
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	900	0.090	08/25/37	2208	(543,107)	(204,143)	(338,964)
	ABX-HE-AAA 07-2 Index	600	0.760	01/25/38	1804	(365,281)	(149,386)	(215,895)

TOTAL						$(578,063)	$(503,315)	$(74,748)

(a) Credit spreads on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of payment or performance is generally greater as credit spreads on the referenced obligation and period of expiration increase.
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$134,974,184

Gross unrealized gain	2,755,840
Gross unrealized loss	(14,779,117)

Net Unrealized security loss	$(12,023,277)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 41.9%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$879,550

British Pound — 4.1%
United Kingdom Treasury
GBP	7,000,000	4.500	03/07/13	10,886,462
	1,300,000	8.750	08/25/17	2,640,929
	7,240,000	8.000	06/07/21	15,208,007
	1,150,000	4.750	12/07/30	1,844,911
	3,580,000	4.250	06/07/32	5,414,798
	3,300,000	4.500	12/07/42	5,397,905

				41,393,012

Canadian Dollar — 2.5%
Government of Canada
CAD	12,340,000	3.500	06/01/13	10,755,642
	3,900,000	4.500	06/01/15	3,604,238
	6,450,000	5.750	06/01/29	6,877,544
Quebec Province of Canada
	$3,350,000	5.125	11/14/16	3,733,557

				24,970,981

Danish Krone — 0.7%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	3,828,411
	16,000,000	4.000	11/15/15	3,120,906

				6,949,317

Euro — 16.0%
Federal Republic of Germany
EUR	200,000	4.000	07/04/16	299,578
	4,460,000	4.750	07/04/28	7,047,541
	600,000	5.500	01/04/31	1,034,347
	50,000	4.000	01/04/37	74,468
	7,000,000	4.250	07/04/39	11,050,947
French Treasury Note
	10,000,000	4.500	07/12/13	14,926,543
Government of France
	4,200,000	3.500	04/25/15	6,016,412
	5,500,000	3.750	04/25/21	7,696,372
	3,800,000	5.500	04/25/29	6,418,026
Kingdom of Belgium
	17,500,000	5.000	09/28/12	25,855,982
Kingdom of Spain
	10,000,000	4.400	01/31/15	14,610,668
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	14,383,720
Republic of Austria
	2,860,000	3.800 (a)	10/20/13	4,083,079
	13,650,000	3.500	07/15/15	19,070,940
Republic of Italy
	12,980,000	4.500	02/01/18	18,327,915
	7,120,000	6.000	05/01/31	10,840,942

				161,737,480

Japanese Yen — 17.6%
Government of Japan
JPY	3,100,000,000	0.800	12/20/10	34,566,385
	1,000,000,000	1.300	06/20/12	11,310,358

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
JPY	3,000,000,000	1.500%	06/20/12	$34,157,308
	800,000,000	1.100	09/20/13	9,001,858
	1,538,000,000	1.700	09/20/16	18,071,458
	589,000,000	1.700	12/20/16	6,922,404
	1,216,000,000	1.500	09/20/18	13,870,677
	400,000,000	1.900	06/20/25	4,573,004
	875,000,000	2.000	12/20/25	10,056,351
	430,000,000	2.100	12/20/26	5,001,358
	350,000,000	2.100	12/20/27	4,095,448
	285,000,000	2.500	09/20/34	3,579,870
	250,000,000	2.500	03/20/38	3,175,973
Government of Japan CPI Linked Bond
	87,210,000	0.800	12/10/15	832,367
	452,320,000	1.000	06/10/16	4,325,107
	1,548,288,000	1.200	03/10/17	14,977,317

				178,517,243

Polish Zloty — 0.5%
Government of Poland
PLN	16,000,000	4.750	04/25/12	5,316,233

Swedish Krona — 0.4%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,718,722
	20,000,000	4.500	08/12/15	2,881,017

				4,599,739

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$424,363,555

Corporate Bonds — 22.1%
Banks — 9.3%
Alliance & Leicester PLC(b)
	$2,600,000	4.869%	01/12/10	$2,518,638
Australia & New Zealand Banking Group Ltd.
EUR	1,400,000	5.250	05/20/13	1,899,439
Banca Popolare di Bergamo Capital Trust(b)
	1,180,000	8.364	12/29/49	1,221,992
Bancaja Emisiones SA Unipersonal(b)
	500,000	4.625	12/29/49	169,832
Banco Popolare Scarl(b)
	1,850,000	6.156	06/21/49	1,105,784
Bank of America Corp.(b)
	$3,500,000	8.000	12/29/49	2,502,500
BayernLB Capital Trust I(b)
	5,150,000	6.203	05/31/49	1,684,565
BNP Paribas
EUR	2,250,000	5.000	12/16/13	3,169,977
Caja de Ahorros de Valencia Castellon y Alicante(b)
	2,100,000	4.375	03/03/49	875,731
Citicorp
DEM	4,500,000	6.250	09/19/09	3,175,405
Citigroup, Inc.
	$3,350,000	6.875	03/05/38	3,732,869

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Credit Suisse London
EUR	2,200,000	6.125%	05/16/14	$3,088,231
Deutsche Postbank Funding Trust IV(b)
	950,000	5.983	06/29/49	422,575
HSBC Holdings PLC
	$3,900,000	6.800	06/01/38	4,121,286
Instituto de Credito Oficial MTN
	2,100,000	4.625	10/26/10	2,223,724
Intesa Sanpaolo SPA
EUR	2,000,000	5.000	04/28/11	2,799,028
	2,350,000	6.625	05/08/18	2,718,990
	2,050,000	8.047 (b)	06/20/49	1,709,732
JPMorgan Chase & Co.(b)
	$4,350,000	7.900	04/30/49	3,618,461
Kreditanstalt fuer Wiederaufbau MTN
EUR	6,250,000	4.375	07/04/18	8,983,427
Landwirtschaftliche Rentenbank
	$8,940,000	5.000	11/08/16	9,996,797
Nordea Bank Finland PLC
	1,010,000	6.500	04/01/09	1,013,304
RBS Capital Trust I(b)
	860,000	4.709	12/29/49	334,741
Resona Bank Ltd. MTN(b)
EUR	1,180,000	3.750	04/15/15	1,396,680
Resona Preferred Global Securities Ltd.(a)(b)
	$2,500,000	7.191	07/30/49	1,190,220
Royal Bank of Scotland Group PLC
EUR	1,150,000	5.250	05/15/13	1,587,709
	2,350,000	6.934	04/09/18	3,240,156
Santander International Debt SA
	1,500,000	5.125	04/11/11	2,097,893
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625	11/21/13	834,062
Societe Generale(b)
EUR	2,100,000	7.756	05/22/49	2,046,461
St. George Bank Ltd.
	850,000	6.500	06/24/13	1,197,291
U.S. Bank NA(b)
	2,450,000	4.375	02/28/17	2,815,403
UBS AG London
GBP	3,450,000	6.625	04/11/18	5,365,739
UniCredit SPA
EUR	3,600,000	5.750	09/26/17	4,536,877
UT2 Funding PLC
	1,350,000	5.321	06/30/16	756,014
Wachovia Bank NA
	1,750,000	6.000	05/23/13	2,364,157
Wells Fargo Capital XIII(b)
	$1,750,000	7.700	03/26/49	1,444,294

				93,959,984

Brokerage — 1.1%
Bear Stearns & Co., Inc.
	2,410,000	5.850	07/19/10	2,434,519

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
	$200,000	7.250%	02/01/18	$217,289
Merrill Lynch & Co., Inc.
	1,700,000	6.400	08/28/17	1,703,174
Morgan Stanley
EUR	6,850,000	5.500	10/02/17	6,784,109

				11,139,091

Capital Goods(a) — 0.0%
Bombardier, Inc.
	$250,000	6.300	05/01/14	205,000
	360,000	7.450	05/01/34	228,600

				433,600

Communications — 4.5%
AT&T, Inc.
	3,300,000	5.600	05/15/18	3,359,875
	2,050,000	6.300	01/15/38	2,167,076
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	61,495
British Telecommunications PLC
EUR	1,450,000	5.250	01/22/13	1,870,511
	600,000	6.500	07/07/15	770,894
Comcast Cable Communications Holdings, Inc.
	$170,000	9.455	11/15/22	206,017
Comcast Corp.
	8,400,000	5.700	05/15/18	7,877,587
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,788,358
Deutsche Telekom International Finance BV
	1,000,000	6.750	08/20/18	1,017,068
France Telecom SA
EUR	1,100,000	5.625	05/22/18	1,493,534
Koninklijke (Royal) KPN NV
	7,950,000	4.750	05/29/14	10,161,736
Telecom Italia Finance SA
	949,000	7.750	01/24/33	1,120,268
	$450,000	6.000	09/30/34	310,500
	400,000	7.200	07/18/36	308,000
Telefonica Emisiones SAU
EUR	2,250,000	5.580	06/12/13	3,186,097
	$2,650,000	7.045	06/20/36	2,911,255
Time Warner Cable, Inc.
	2,600,000	6.550	05/01/37	2,445,243
Verizon Wireless Capital LLC
EUR	2,850,000	8.750	12/18/15	4,044,557

				45,100,071

Consumer Noncyclical — 2.4%
Altria Group, Inc.
	$2,900,000	9.700	11/10/18	3,134,407
BAT International Finance PLC
EUR	3,150,000	5.875	03/12/15	4,122,504
	$550,000	9.500 (a)	11/15/18	611,389
Casino Guichard-Perrachon SA
EUR	2,200,000	6.375	04/04/13	2,763,490
	1,750,000	4.875	04/10/14	1,997,056

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Noncyclical — (continued)
Diageo Finance PLC
EUR	2,950,000	6.625%	12/05/14	$4,218,215
Imperial Tobacco Finance PLC
	1,650,000	7.250	09/15/14	2,088,893
Imperial Tobacco Overseas BV
	$1,410,000	7.125	04/01/09	1,417,604
Tesco PLC
EUR	2,650,000	5.875	09/12/16	3,516,710

				23,870,268

Energy — 0.5%
Canadian Natural Resources Ltd.
	$1,100,000	6.750	02/01/39	913,645
Transocean, Inc.
	1,716,000	6.800	03/15/38	1,521,677
XTO Energy, Inc.
	3,250,000	5.500	06/15/18	2,942,150

				5,377,472

Financial Companies — 1.5%
American Express Centurion
	3,250,000	5.200	11/26/10	3,173,695
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,080,141
Countrywide Home Loans, Inc.
	1,766,000	6.250	04/15/09	1,766,367
	950,000	5.625	07/15/09	945,822
GE Capital Euro Funding
EUR	1,100,000	5.250	05/18/15	1,408,363
International Lease Finance Corp.
	$1,000,000	4.950	02/01/11	721,510
SLM Corp.
	3,475,000	8.450	06/15/18	2,747,408

				14,843,306

Insurance — 1.6%
Allianz Finance II B.V.
EUR	2,050,000	5.000	03/06/13	2,905,467
American International Group, Inc.(b)
	3,300,000	4.875	03/15/67	1,123,855
Aviva PLC(b)
	2,250,000	6.875	05/22/38	1,651,660
AXA SA(b)
	2,280,000	5.777	07/06/49	1,663,759
	2,500,000	6.211	10/05/49	1,737,562
Endurance Specialty Holdings Ltd.
	$20,000	7.000	07/15/34	13,000
Old Mutual PLC(b)
EUR	2,950,000	4.500	01/18/17	1,847,123
Resolution PLC(b)
GBP	1,950,000	6.586	04/25/49	280,361
SL Finance PLC(b)
EUR	650,000	5.314	01/06/49	558,976
GBP	2,850,000	6.546	01/06/49	2,508,310

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Insurance — (continued)
Swiss Re Capital I LP(a)(b)
	$1,400,000	6.854%	05/25/49	$445,277
ZFS Finance USA Trust I(a)(b)
	950,000	6.150	12/15/65	532,262
ZFS Finance USA Trust IV(a)(b)
	1,050,000	5.875	05/09/32	366,849
ZFS Finance USA Trust V(a)(b)
	1,900,000	6.500	05/09/37	855,000

				16,489,461

Metals & Mining — 0.1%
Glencore Finance Europe SA
EUR	2,450,000	7.125	04/23/15	1,520,133

Natural Gas — 0.8%
Centrica PLC
	3,950,000	7.125	12/09/13	5,660,082
Enterprise Products Partners L.P.
	$2,300,000	6.500	01/31/19	1,935,029

				7,595,111

Real Estate Investment Trust — 0.2%
Simon Property Group LP
	2,700,000	5.600	09/01/11	2,260,461

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	810,000	4.750	10/28/13	910,060

TOTAL CORPORATE BONDS				$223,499,018

Foreign Debt Obligation — 1.0%
Supranational — 1.0%
European Investment Bank
EUR	6,750,000	4.250%	10/15/14	$9,779,491

Asset-Backed Securities — 0.5%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$4,224,695	1.471%	10/25/37	$3,062,904
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.721	10/25/37	600,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.921	10/25/37	986,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	247,566	7.000	09/25/37	80,459
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	259,050	7.000	09/25/37	72,486

				4,801,849

TOTAL ASSET-BACKED SECURITIES				$4,801,849

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 30.7%
Collateralized Mortgage Obligations — 4.0%
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1(b)
$6,918,502	6.179%	09/25/40	$3,526,693
Countrywide Alternative Loan Trust Series 2005-46CB, Class A8
5,002,840	5.500	10/25/35	3,848,590
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1(b)
664,913	4.813	04/20/35	475,901
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1(b)
1,799,215	4.899	08/20/35	939,204
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
1,297,374	4.602	06/25/34	968,484
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
18,000,000	5.976	08/19/36	4,986,765
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1(b)
10,538,866	0.801	07/19/47	4,021,538
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
464,334	5.320	08/25/35	256,326
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
1,914,182	0.661	07/25/36	744,893
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1(b)
8,684,699	5.630	06/25/37	3,989,539
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1(b)
13,553,892	6.466	11/25/37	7,629,783
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
2,177,099	3.256	01/25/46	937,226
Residential Accredit Loans, Inc. Series 2005-QS13, Class 2A3
3,279,921	5.750	09/25/35	2,400,092
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
428,082	4.509	11/20/34	276,253
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1(b)
1,049,854	4.380	05/25/34	555,940
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
213,465	5.250	09/25/34	112,595
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
1,053,200	5.450	11/25/34	672,681
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1(b)
7,634,906	3.756	08/25/47	3,221,255
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A(b)
1,443,432	3.176	09/25/46	546,761
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
2,209,904	2.956	02/25/47	823,314

			40,933,833

Commercial Mortgage-Backed Securities — 0.9%
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4
13,000,000	5.700	06/11/50	9,277,627

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — 25.5%

Adjustable Rate FHLMC(b) — 2.0%
$1,946,360	1.535%	05/15/37	$1,865,987
1,879,588	1.695	02/15/36	1,821,915
16,411,964	6.128	09/01/37	16,853,691

			20,541,593

Adjustable Rate FNMA(b) — 4.3%
9,102,405	5.815	09/01/37	9,347,742
13,678,594	6.588	09/01/37	14,106,051
8,960,842	5.968	10/01/37	9,225,231
10,518,858	1.411	07/25/48	10,323,542

			43,002,566

FHLMC — 4.3%
988,007	5.500	11/01/37	1,012,385
115,857	5.500	04/01/38	118,704
1,569,444	5.500	05/01/38	1,608,011
291,233	5.500	08/01/38	298,390
39,281,902	6.500	08/01/38	40,844,832

			43,882,322

FNMA — 14.9%
5,151,935	4.500	03/01/23	5,273,374
1,848,059	4.500	04/01/23	1,891,621
238,349	5.500	03/01/33	244,914
189,867	5.500	05/01/33	195,096
28,414	5.500	06/01/33	29,196
365,645	5.500	07/01/33	375,716
164,642	5.500	06/01/34	169,177
6,186,453	5.000	06/01/35	6,328,811
1,031,675	5.000	01/01/36	1,054,770
2,000,000	6.500	08/01/36	2,089,297
28,467	6.500	09/01/36	29,601
167,806	6.000	11/01/36	172,952
256,030	5.500	04/01/37	262,747
51,743	6.500	04/01/37	53,801
679,130	5.500	05/01/37	696,947
482,835	6.000	05/01/37	497,643
908,469	5.500	06/01/37	932,304
463,007	6.500	06/01/37	481,429
198,088	7.000	07/01/37	203,682
369,772	6.000	08/01/37	381,091
109,840	6.500	08/01/37	114,210
74,144	7.000	08/01/37	76,238
193,177	5.500	09/01/37	198,245
141,014	6.500	09/01/37	146,624
33,129	7.000	09/01/37	34,065
166,940	5.500	10/01/37	171,320
38,069,883	6.000	10/01/37	39,297,799
339,454	6.500	10/01/37	352,960
483,924	7.000	10/01/37	497,589
13,207,760	7.500	10/01/37	13,598,364
652,167	6.500	11/01/37	678,562
10,200,676	7.500	11/01/37	10,703,538
3,564,494	8.000	11/01/37	3,733,967

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$24,054,883	7.000%	12/01/37	$24,734,160
728,578	5.500	02/01/38	747,666
739,276	6.000	02/01/38	761,907
51,872	6.500	02/01/38	53,931
7,942,347	5.000	03/01/38	8,117,665
1,195,138	5.500	03/01/38	1,227,851
45,386	6.500	03/01/38	47,187
661,379	5.500	04/01/38	678,679
2,900,520	5.500	05/01/38	2,976,577
215,079	6.000	05/01/38	221,641
3,343,849	5.500	06/01/38	3,431,244
2,910,665	5.500	07/01/38	2,986,738
62,679	6.000	07/01/38	64,650
329,808	6.500	07/01/38	342,897
1,241,670	5.500	08/01/38	1,274,122
330,638	6.500	08/01/38	343,761
542,517	5.500	09/01/38	556,697
251,625	5.500	10/01/38	258,455
1,014,948	6.000	10/01/38	1,045,916
203,666	5.500	11/01/38	208,989
9,000,000	5.500	TBA-5yr(c)	9,225,000

			150,273,383

TOTAL FEDERAL AGENCIES			$257,699,864

Home Equity(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
41,007	0.841	10/25/34	29,206
Countrywide Alternative Loan Trust Series 2005-38, Class A1
337,475	3.756	09/25/35	163,313
Countrywide Alternative Loan Trust Series 2005-82, Class A1
4,230,359	0.741	02/25/36	2,020,578
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
1,463,622	0.718	03/20/46	582,207

			2,795,304

TOTAL MORTGAGE-BACKED OBLIGATIONS			$310,706,628

Agency Debentures — 0.6%
FFCB
$3,500,000	5.050%	11/06/17	$3,914,485
2,200,000	4.250	04/16/18	2,402,222

TOTAL AGENCY DEBENTURES			$6,316,707

U.S. Treasury Obligations — 2.3%
Sovereign — 2.3%
United States Treasury Bonds
$9,500,000	7.500%	11/15/24	$15,234,486

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
Sovereign — (continued)
United States Treasury Inflation Protected Securities
$8,686,608	1.750%	01/15/28	$8,025,609

			23,260,095

TOTAL U.S. TREASURY OBLIGATIONS			$23,260,095

Short-Term Obligation — 3.5%
Rabobank
$35,063,489	0.010%	01/02/09	$35,063,488

TOTAL INVESTMENTS — 102.6%			$1,037,790,831

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%			(26,326,732)

NET ASSETS — 100.0%			$1,011,464,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,166,580, which represents approximately 1.3% of net assets as of December 31, 2008.
(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $9,225,000 which represents approximately 0.9% of net assets as of December 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
BBSW	— Austrialia Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Sale	02/03/09	$443,000	$404,073	$38,927
British Pound	Sale	01/15/09	52,436,464	49,881,027	2,555,437
Canadian Dollar	Sale	01/27/09	13,620,380	13,466,956	153,424
Euro	Purchase	01/13/09	27,168,244	28,477,022	1,308,778
Euro	Purchase	02/12/09	196,752	216,394	19,642
Euro	Purchase	03/18/09	13,591,105	14,347,768	756,663
Euro	Sale	03/18/09	12,473,877	12,209,461	264,416
Indian Rupee	Purchase	01/07/09	729,000	757,416	28,416
Indian Rupee	Sale	02/09/09	462,740	461,977	763
Japanese Yen	Sale	01/05/09	69,754	69,584	170
Japanese Yen	Sale	01/22/09	5,966,277	5,933,938	32,339
Malaysian Ringgit	Purchase	01/09/09	2,355,662	2,456,041	100,379
Polish Zloty	Sale	01/23/09	5,412,525	5,338,935	73,590
South African Rand	Purchase	03/18/09	692,580	752,480	59,900
South Korean Won	Purchase	01/15/09	439,000	507,579	68,579
Swedish Krona	Sale	01/20/09	2,027,680	2,000,097	27,583

TOTAL					$5,489,006

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	01/28/09	$265,053	$271,921	$(6,868)
Canadian Dollar	Purchase	01/27/09	13,624,056	13,198,899	(425,157)
Canadian Dollar	Sale	01/27/09	20,641,698	20,705,608	(63,910)
Danish Krone	Sale	02/17/09	6,394,898	6,905,358	(510,460)
Euro	Purchase	01/13/09	5,105,461	5,062,850	(42,611)
Euro	Sale	01/13/09	392,839,028	420,222,413	(27,383,385)
Euro	Purchase	01/15/09	83,066,574	82,827,974	(238,600)
Euro	Sale	03/18/09	5,482,669	5,707,293	(224,624)
Hungarian Forint	Purchase	03/18/09	480,418	474,611	(5,807)
Indian Rupee	Purchase	01/07/09	466,272	463,505	(2,767)
Indian Rupee	Sale	01/07/09	1,167,935	1,220,921	(52,986)
Indian Rupee	Sale	01/15/09	421,732	435,002	(13,270)
Israeli Shekel	Sale	03/18/09	707,964	734,455	(26,491)
Japanese Yen	Purchase	01/22/09	18,574,885	18,541,537	(33,348)
Japanese Yen	Sale	01/22/09	185,448,298	189,115,738	(3,667,440)
Japanese Yen	Purchase	03/18/09	2,847,000	2,823,262	(23,738)
Malaysian Ringgit	Sale	01/09/09	2,301,812	2,428,646	(126,834)
Malaysian Ringgit	Sale	01/14/09	1,707,663	1,795,496	(87,833)
Polish Zloty	Sale	03/18/09	635,540	655,446	(19,906)
Singapore Dollar	Sale	03/18/09	1,431,469	1,489,359	(57,890)
South African Rand	Sale	03/18/09	2,524,535	2,786,451	(261,916)
South Korean Won	Sale	01/15/09	797,964	916,074	(118,110)
Swedish Krona	Sale	01/20/09	1,672,324	1,751,580	(79,256)
Turkish Lira	Purchase	03/18/09	712,000	701,513	(10,487)
Turkish Lira	Sale	03/18/09	2,365,670	2,409,787	(44,117)

TOTAL					$(33,527,811)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Euro/Czech Koruna	03/18/09	$1,187,936	$1,134,996	$52,940
Euro/ Hungarian Forint	03/18/09	2,529,660	2,501,485	28,175
Euro/Polish Zloty	03/18/09	1,795,779	1,727,792	67,987
Polish Zloty/Euro	03/18/09	1,400,717	1,384,660	16,057

TOTAL				$165,159

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	4.500%	TBA – 15yr(c)	01/13/09	$7,000,000	$7,153,125
FNMA	5.000	TBA – 15yr(c)	01/14/09	4,000,000	4,083,752
FNMA	5.500	TBA – 15yr(c)	01/14/09	12,000,000	12,300,000
FNMA	6.500	TBA – 15yr(c)	01/14/09	1,000,000	1,038,438

TOTAL (Proceeds Receivable: $24,480,156)					$24,575,315

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Australia 10 Year Treasury Bond	20	March 2009	$1,623,029	$56,854
Eurodollars	(2)	March 2009	(494,700)	(10,132)
Eurodollars	21	June 2009	5,190,675	44,170
Eurodollars	21	September 2009	5,184,113	41,400
2 Year Euro-Schatz	611	March 2009	91,276,427	183,623
5 Year Euro-Bobl	(180)	March 2009	(29,076,771)	(128,392)
10 Year Euro-Bund	(117)	March 2009	(20,303,448)	(24,637)
U.K. Life Long Gilt	11	March 2009	1,952,710	122,958
2 Year U.S. Treasury Notes	(3)	March 2009	(654,188)	(3,359)
5 Year U.S. Treasury Notes	720	March 2009	85,719,375	2,413,041
10 Year U.S. Treasury Notes	227	March 2009	28,545,250	1,384,126
30 Year U.S. Treasury Bonds	(492)	March 2009	(67,919,063)	(4,001,613)

TOTAL				$78,039

SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Bank of America Securities LLC		$33,290	(a)	11/19/15	3.892%	3 month LIBOR	$—	$1,768,997
		51,000	(a)	11/19/15	4.423	3 month LIBOR	—	3,939,818
		20,040	(a)	11/19/20	3 month LIBOR	3.843%	—	(1,502,623)
		31,160	(a)	11/19/20	3 month LIBOR	4.530	—	(4,145,235)
Barclays Bank PLC	GBP	2,700		12/17/18	5.250	6 month BP	215,898	368,493
Citibank NA		$10,000		09/21/11	5.600	3 month LIBOR	10,710	1,181,742
		14,190	(a)	11/19/15	3.133	3 month LIBOR	—	264,966
		8,420	(a)	11/19/20	3 month LIBOR	3.179	—	(159,628)
		3,000		12/17/28	5.000	3 month LIBOR	290,969	715,491
Credit Suisse International (London)	EUR	39,000		12/17/13	4.500	6 month EURO	1,794,066	1,218,227
	JPY	3,236,000		12/17/13	6 month JYOR	1.500	(123,583)	(908,096)
JPMorgan Securities, Inc.	AUD	1,790		12/17/18	6 month BBSW	7.250	(136,885)	(158,172)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

UBS AG (London)		$3,000	12/17/28	3 month LIBOR	5.000%	$10,323	$(1,023,244)
	AUD	1,790	12/17/18	7.250%	6 month BBSW	(10,957)	306,014
	GBP	2,700	12/17/18	6 month BP	5.250	(67,600)	(516,791)
	JPY	385,000	12/17/13	1.500	6 month JYOR	30,814	91,929

TOTAL						$2,013,755	$1,441,888

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional		Rates			Upfront Payments
	Referenced	Amount		paid by	Termination	Market	made (received)	Unrealized
Swap Counterparty	Obligation	(000s)		Fund	Date	Value	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	iTraxx Europe Index	EUR	82,500	1.650%	06/20/13	$591,407	$(3,203,570)	$3,794,977
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index		$19,200	1.500	12/20/13	375,456	1,106,957	(731,501)

TOTAL						$966,863	$(2,096,613)	$3,063,476

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,090,146,549

Gross unrealized gain	64,950,965
Gross unrealized loss	(117,306,683)

Net unrealized security loss	$(52,355,718)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management L.P. (“GSAM”) or Goldman Sachs Asset Management International (”GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ net asset value per share. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the period ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

Core Fixed Income
		Investments
	Investments in	in Securities
	Securities	Short–	Derivatives–	Derivatives–
Level	Long-Assets	Liabilities	Assets	Liabilities

Level 1	$13,603,421	$—	$7,107,954	$(2,868,969)
Level 2	1,650,113,650	(75,683,135)	57,926,944	(50,225,690)
Level 3	—	—	—	—

Total	$1,663,717,071	$(75,683,135)	$65,034,898	$(53,094,659)

Core Plus Fixed Income
		Investments
	Investments in	in Securities
	Securities	Short–	Derivatives–	Derivatives–
Level	Long-Assets	Liabilities	Assets	Liabilities

Level 1	$2,174,822	$—	$897,636	$(203,882)
Level 2	120,624,569	(9,193,127)	1,908,772	(2,461,067)
Level 3	151,516	—	—	—

Total	$122,950,907	$(9,193,127)	$2,806,408	$(2,664,949)

Global Income
		Investments
	Investments in	in Securities
	Securities	Short–	Derivatives–	Derivatives–
Level	Long-Assets	Liabilities	Assets	Liabilities

Level 1	$429,878,811	$—	$4,246,172	$(4,168,133)
Level 2	607,912,020	(24,575,315)	18,808,205	(42,259,345)
Level 3	—	—	—	—

Total	$1,037,790,831	(24,575,315)	$23,054,377	$(46,427,478)

The following is a reconciliation of Level 3 investments for the year ended December 31, 2008:

Core Plus Fixed
Income
Investments in
Securities Long-
Level 3	Assets

Beginning Balance as of March 31, 2008	$515,431
Realized gain (loss)	—
Change in unrealized gain (loss)	(67,565)
Net purchase (sales)	107,641
Net transfers in and/or out of Level 3	(403,991)

Ending Balance as of December 31, 2008	$151,516

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AUD = Australian Dollar	GBP = British Pound
BRL = Brazilian Real	JPY = Japanese Yen
CAD = Canadian Dollar	MXN = Mexican Peso
DEM = German Mark	PLN = Polish Zloty
DKK = Danish Krone	SEK = Swedish Krona
EUR = Euro
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. For forward foreign currency exchange contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to lower their obligations under the contracts.
Mortgage and Asset-Backed Securities — The Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the reduction in par of the cost basis of the securities and excess amounts are recorded as gains. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The collateral for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2008, certain Funds had undivided interests in the
Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Core Fixed Income	$142,800,000

Core Plus Fixed Income	6,400,000

     REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,515,000,000	0.08%	01/02/09	$3,515,015,622

Barclays Capital, Inc.	807,400,000	0.07	01/02/09	807,403,140

Deutsche Bank Securities, Inc.	1,000,000,000	0.04	01/02/09	1,000,002,222

Deutsche Bank Securities, Inc.	1,600,000,000	0.10	01/02/09	1,600,008,889

Greenwich Capital Markets	250,000,000	0.10	01/02/09	250,001,389

JPMorgan Securities	900,000,000	0.06	01/02/09	900,003,000

Morgan Stanley & Co.	650,000,000	0.03	01/02/09	650,001,083

UBS Securities LLC	1,050,000,000	0.07	01/02/09	1,050,004,083

TOTAL				$9,772,439,428

At December 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000% to 5.125%, due 01/08/09 to 01/17/17; Federal Home Loan Bank, 0.000% to 5.375%, due 02/13/09 to 08/19/11; Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/12/09 to 12/01/38; Federal National Mortgage Association, 2.750% to 8.500%, due 01/23/09 to 11/01/48; and Government National Mortgage Association, 6.000%, due 10/20/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $9,983,372,198.
Structured Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit, counterparty and interest rate risks.
Swap Contracts—The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations under the swap contract.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statements of Operations. The Funds may invest in the following types of swaps:

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund as a buyer of credit protection is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received by the Fund. Upon the occurrence of a specified credit event, the Fund as a seller of credit protection maybe required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by FASB FSP No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedule of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as increases or decreases to interest. Such adjustments may have a significant impact on the Fund’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2009

* Print the name and title of each signing officer under his or her signature.